		Exhibit 99(a)
	MONTHLY PAYMENT STATEMENT TO NOTEHOLDERS
	HSBC Home Equity Loan Trust (USA) 2006-2

	Payment Number	3
	Beginning Date of Collection Period	01-Oct-06
	Ending Date of Collection Period	31-Oct-06
	Payment Date	20-Nov-06
	Previous Payment Date	20-Oct-06
	Interest Period Beginning On	20-Oct-06
	Interest Period Ending On	19-Nov-06

	Funds Disbursement
	Collected Funds	47,948,528.79
	Available Payment Amount	47,948,528.79
	Principal Collections	37,438,593.77
	Net Interest Collections	10,509,935.02
	Interest Collections	10,509,935.02
	Principal recoveries	0.00
	Servicing Fee	627,036.30
	Skip-A-Pay Advance	0.00
	Skip-A-Pay Reimbursement Amount	0.00

	Disbursements	47,948,528.79
	Interest Paid to Notes	5,538,734.41
	Principal Paid to Notes	37,438,593.77
	Ownership Interest - pursuant to Section 5.01 (a) (xx)	4,344,164.31
	Servicing Fee (to Servicer)	627,036.30

	Pool Balance
	Beginning Pool Balance	1,504,887,111.37
	Principal Collections (including repurchases)	37,438,593.77
	Additional Principal Reduction Amount	0.00
	Ending Pool Balance	1,467,448,517.60

	Note Balance
	Beginning Note Balance	1,168,566,148.35
	Note Paydown	37,438,593.77
	Ending Note Balance	1,131,127,554.58

	Collateral Performance
	Cash yield (% of beginning balance, annualized)	8.38%
	Loss rate (net of principal recoveries; % of beginning balance)	0.00%
	Net yield	8.38%
	Realized Losses	0.00
	Cumulative Realized Losses	0.00
	Cumulative Loss Percentage	0.00
	Delinquent Loans:
	One payment principal balance of loans	18,518,915.13
	One payment number of loans	138
	Two payments principal balance of loans	1,633,111.02
	Two payments number of loans	13.00
	Three payments plus principal balance of loans	290,380.91
	Three payments plus number of loans	3.00
	One payment Delinquency Percentage (for related Collection Period)	1.26%
	Two payments Delinquency Percentage (for related Collection Period)	0.11%
	Two payments plus Delinquency Percentage (for related Collection Period)	0.13%
	Two Payment Plus Rolling Average (for such Payment Date)	0.06%
	Three payments plus Delinquency Percentage (for the related Collection Period)	0.02%

	Aggregate Principal Balances of Loans that were restructured during such Collection Period	2,307,987.25
	Aggregate Principal Balance of Loans restructured in Collection Period as % of EOP Pool Balance	0.16%

	Home Equity Loan Detail
	Number of loans purchased or substituted pursuant to Section 2.02	0
	Principal balance of loans purchased or substituted pursuant to Section 2.02	0.00
	Number of loans purchased or substituted pursuant to Section 2.04	0
	Principal balance of loans purchased or substituted pursuant to Section 2.04	0.00
	Number of loans purchased or substituted pursuant to Section 3.01	0
	Principal balance of loans purchased or substituted pursuant to Section 3.01	0.00
	Substitution Adjustment Amounts	0.00

	Number outstanding beginning of period	11,504
	Number outstanding end of period	11,212
	Principal balance of all REO as of the end of the Collection Period	0.00
	Number of loans that went into REO during the Collection Period	0
	Principal balance of loans that went into REO during the Collection Period	0.00
	Unpaid Servicing Fee from previous Collection Periods	0.00

	Overcollateralization
	Beginning OC Amount	336,320,963.02
	OC Release Amount	0.00
	Extra Principal Payment Amount	0.00
	Class A-1 Extra Principal Payment Amount Paid	0.00
	Class A-2 Extra Principal Payment Amount Paid	0.00
	Class M-1 Extra Principal Payment Amount Paid	0.00
	Class M-2 Extra Principal Payment Amount Paid	0.00
	Ending OC Amount	336,320,963.02

	Target OC Amount	336,320,963.02
	Interim OC Amount	336,320,963.02
	Interim OC Deficiency	0.00

	Monthly Excess Cashflow (before Servicing Fee)	4,971,200.61
	Principal Payment Amount	37,438,593.77
	Class A-1 Principal Payment Amount	23,127,231.87
	Class A-2 Principal Payment Amount	5,782,547.80
	Class M-1 Principal Payment Amount	4,264,407.05
	Class M-2 Principal Payment Amount	4,264,407.05
	Principal Collections	37,438,593.77
	OC Release Amount	0.00

	Other
	Stepdown	No
	Trigger Event	No
	Master Servicer Termination Event	No
	Event of Default	No
	Original Note Balance	1,265,100,000.00
	Total Note Principal Amount divided by Total Original Note Principal Amount	89.41%
	EOP Note Principal Amount divided by Original Note Principal Amount <15.00%	No

	Interest Calculations
	1 month LIBOR	5.32000%
	Class A-1 Formula Rate (1-mo. Libor plus 15 bps)	5.47000%
	Class A-1 Note Rate	5.47000%
	Class A-2 Formula Rate (1-mo. Libor plus 18 bps)	5.50000%
	Class A-2 Note Rate	5.50000%
	Class M-1 Formula Rate (1-mo. Libor plus 27 bps)	5.59000%
	Class M-1 Note Rate	5.59000%
	Class M-2 Formula Rate (1-mo. Libor plus 29 bps)	5.61000%
	Class M-2 Note Rate	5.61000%

	Available Funds Cap	7.79139%

	Class A-1 Noteholder's Statement

	A. Information on Payments
	Original Class A-1 Note Balance	781,500,000.00
	1. Total Payments per $1,000	33.944245
	2. Principal Payment per $1,000	29.593387
	3. Interest Payment per $1,000	4.350859

	B. Calculation of Class A-1 Interest Due & Paid
	1. Class A-1 Note Rate	5.47000%
	2. Days in Accrual Period	31

	3. Class A-1 Interest Due	3,400,195.96
	4. Class A-1 Interest Paid	3,400,195.96
	5. Class A-1 Interest Carry Forward Amount Due	0.00
	6. Class A-1 Interest Carry Forward Amount Paid	0.00
	7. Class A-1 Supplemental Interest Amount Due	0.00
	8. Class A-1 Supplemental Interest Amount Paid	0.00

	9. Class A-1 Unpaid Interest Carry Forward Amount, EOP	0.00
	10. Class A-1 Unpaid Supplemental Interest Amount, EOP	0.00

	C. Calculation of Class A-1 Principal Due & Paid
	1. Class A-1 Note Principal Amount, BOP	721,867,397.80
	2. Class A-1 Principal Due	23,127,231.87
	3. Class A-1 Principal Paid	23,127,231.87
	4. Class A-1 Principal Carry Forward Amount Paid	0.00
	5. Class A-1 Unpaid Principal Carry Forward Amount	0.00
	6. Class A-1 Note Principal Amount, EOP	698,740,165.93

	7. Class A-1 Note Principal Amount as a % of Original Class A-1 Note Principal Amount, EOP	0.8941013
	8. Class A-1 Note Principal Amount as a % of the Pool Balance, EOP	0.4761599
	9. Class A-1 Note principal distribution percentage	61.773772824%

	Class A-2 Noteholder's Statement

	A. Information on Payments
	Original Class A-2 Note Balance	195,400,000.00
	1. Total Payments per $1,000	33.968108
	2. Principal Payment per $1,000	29.593387
	3. Interest Payment per $1,000	4.374721

	B. Calculation of Class A-2 Interest Due & Paid
	1. Class A-2 Note Rate	5.50000%
	2. Days in Accrual Period	31

	3. Class A-2 Interest Due	854,820.42
	4. Class A-2 Interest Paid	854,820.42
	5. Class A-2 Interest Carry Forward Amount Due	0.00
	6. Class A-2 Interest Carry Forward Amount Paid	0.00
	7. Class A-2 Supplemental Interest Amount Due	0.00
	8. Class A-2 Supplemental Interest Amount Paid	0.00

	9. Class A-2 Unpaid Interest Carry Forward Amount, EOP	0.00
	10. Class A-2 Unpaid Supplemental Interest Amount, EOP	0.00

	C. Calculation of Class A-2 Principal Due & Paid
	1. Class A-2 Note Principal Amount, BOP	180,489,941.81
	2. Class A-2 Principal Due	5,782,547.80
	3. Class A-2 Principal Paid	5,782,547.80
	4. Class A-2 Principal Carry Forward Amount Paid	0.00
	5. Class A-2 Unpaid Principal Carry Forward Amount	0.00
	6. Class A-2 Note Principal Amount, EOP	174,707,394.01

	7. Class A-2 Note Principal Amount as a % of Original Class A-2 Note Principal Amount, EOP	0.8941013
	8. Class A-2 Note Principal Amount as a % of the Pool Balance, EOP	0.1190552
	9. Class A-2 Note principal distribution percentage	15.445419334%

	Class M-1 Noteholder's Statement

	A. Information on Payments
	Original Class M-1 Note Balance	144,100,000.00
	1. Total Payments per $1,000	34.039694
	2. Principal Payment per $1,000	29.593387
	3. Interest Payment per $1,000	4.446307

	B. Calculation of Class M-1 Interest Due & Paid
	1. Class M-1 Note Rate	5.59000%
	2. Days in Accrual Period	31

	3. Class M-1 Interest Due	640,712.84
	4. Class M-1 Interest Paid	640,712.84
	5. Class M-1 Interest Carry Forward Amount Due	0.00
	6. Class M-1 Interest Carry Forward Amount Paid	0.00
	7. Class M-1 Supplemental Interest Amount Due	0.00
	8. Class M-1 Supplemental Interest Amount Paid	0.00

	9. Class M-1 Unpaid Interest Carry Forward Amount, EOP	0.00
	10. Class M-1 Unpaid Supplemental Interest Amount, EOP	0.00

	C. Calculation of Class M-1 Principal Due & Paid
	1. Class M-1 Note Principal Amount, BOP	133,104,404.37
	2. Class M-1 Principal Due	4,264,407.05
	3. Class M-1 Principal Paid	4,264,407.05
	4. Class M-1 Principal Carry Forward Amount Paid	0.00
	5. Class M-1 Unpaid Principal Carry Forward Amount	0.00
	6. Class M-1 Note Principal Amount, EOP	128,839,997.32

	7. Class M-1 Note Principal Amount as a % of Original Class M-1 Note Principal Amount, EOP	0.8941013
	8. Class M-1 Note Principal Amount as a % of the Pool Balance, EOP	0.0877986
	9. Class M-1 Note principal distribution percentage	11.390403921%

	Class M-2 Noteholder's Statement

	A. Information on Payments
	Original Class M-2 Note Balance	144,100,000.00
	1. Total Payments per $1,000	34.055602
	2. Principal Payment per $1,000	29.593387
	3. Interest Payment per $1,000	4.462215

	B. Calculation of Class M-2 Interest Due & Paid
	1. Class M-2 Note Rate	5.61000%
	2. Days in Accrual Period	31

	3. Class M-2 Interest Due	643,005.19
	4. Class M-2 Interest Paid	643,005.19
	5. Class M-2 Interest Carry Forward Amount Due	0.00
	6. Class M-2 Interest Carry Forward Amount Paid	0.00
	7. Class M-2 Supplemental Interest Amount Due	0.00
	8. Class M-2 Supplemental Interest Amount Paid	0.00

	9. Class M-2 Unpaid Interest Carry Forward Amount, EOP	0.00
	10. Class M-2 Unpaid Supplemental Interest Amount, EOP	0.00

	C. Calculation of Class M-2 Principal Due & Paid
	1. Class M-2 Note Principal Amount, BOP	133,104,404.37
	2. Class M-2 Principal Due	4,264,407.05
	3. Class M-2 Principal Paid	4,264,407.05
	4. Class M-2 Principal Carry Forward Amount Paid	0.00
	5. Class M-2 Unpaid Principal Carry Forward Amount	0.00
	6. Class M-2 Note Principal Amount, EOP	128,839,997.32

	7. Class M-2 Note Principal Amount as a % of Original Class M-2 Note Principal Amount, EOP	0.8941013
	8. Class M-2 Note Principal Amount as a % of the Pool Balance, EOP	0.0877986
	9. Class M-2 Note principal distribution percentage	11.390403921%

______________________________________________________________________________________

	HSBC FINANCE CORPORATION HSBC HOME EQUITY LOAN Trust (USA) 2006-2

The undersigned, a duly authorized representative of HSBC Finance Corporation, as Servicer (the "Servicer"), pursuant to a Sales and Servicing Agreement dated as of August 10, 2006 (the "Sales and Servicing Agreement"), by and among HSBC Home Equity Loan Corporation I, as Depositor, the Servicer, JPMorgan Chase Bank, National Association, as Indenture Trustee, HSBC Bank USA, National Association, as Administrator, and HSBC Home Equity Loan Trust (USA) 2006-2, the Trust, does hereby certify with respect to the information set forth below as follows:

1	Capitalized terms used in this Servicing Certificate shall have the respective meanings set forth in the Sales and Servicing Agreement.

2	HSBC Finance Corporation is, as of the date hereof, the Servicer under the Sales and Servicing Agreement.

3	The undersigned is a Servicing Officer.
4	This Certificate relates to the Payment Date occurring on November 20, 2006
5

As of the date hereof, to the best knowledge of the undersigned, the Servicer has performed in all material respects all its obligations under the Sales and Servicing Agreement through the Collection Period preceding such Payment Date and that, except as may be noted on the Servicing Certificate related to a Trigger Event, no Servicer Termination has occurred since the prior Determination Date.

6	As of the date hereof, to the best knowledge of the undersigned, no Event of Default has been deemed to have occurred on or prior to such Payment Date.

IN WITNESS WHEREOF, the undersigned has duly executed and delivered this Certificate the 15th day of November, 2006.

HSBC FINANCE CORPORATION as Servicer

By: /s/ Joyce A. Bevacqua Title: Servicing Officer